Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 559,372	$ 455,243
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	157,279	150,534
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	154,843	147,027
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,436	3,507
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	376,015	278,229
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	304,571	229,225
Other Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	71,444	49,004
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 26,078	$ 26,480